Long-Term Equity Investments (Tables)	6 Months Ended
Jun. 30, 2023
Text block [abstract]
Summary of Long-Term Equity Investments

(in thousands)	June 30 2023	December 31 2022

Common shares held	$255,076	$255,535

Warrants held	458	560

Total long-term equity investments	$255,534	$256,095
Common Shar
e
s Held

	Three Months Ended June 30, 2023

(in thousands)	Shares Owned (000’s)	% of Outstanding Shares Owned	Fair Value at Mar 31, 2023	Cost of Additions	Proceeds of Disposition 1	Fair Value Adjustment Gains (Losses) 2	Fair Value at Jun 30, 2023	Realized Gain on Disposal

Bear Creek	13,264	8.58%	$6,763	$-	$-	$(1,253)	$5,510	$-

Sabina	-	0.00%	47,104	-	(48,832)	1,728	-	872

Kutcho	18,640	13.27%	3,994	-	-	(1,390)	2,604	-

Hecla	34,980	5.71%	221,628	-	(202)	(41,277)	180,149	73

B2Gold	12,025	0.93%	-	48,832	-	(5,965)	42,867	-

Other			28,841	31	-	(4,926)	23,946	-

Total			$308,330	$48,863	$(49,034)	$(53,083)	$255,076	$945

1)
The disposal of the Sabina shares was as a result of the acquisition of Sabina by B2Gold, while the partial disposition of the Hecla shares was made in order to capitalize on Hecla’s share price appreciation.

2)	Fair Value Gains (Losses) are reflected as a component of Other Compr e hensive Income (“OCI”).

	Three Months Ended June 30, 2022

(in thousands)	Shares Owned (000’s)	% of Outstanding Shares Owned	Fair Value at Mar 31, 2022	Cost of Additions	Proceeds of Disposition	Fair Value Adjustment Gains (Losses) 1	Fair Value at Jun 30, 2022	Realized Gain on Disposal

Bear Creek	13,264	8.70%	$11,358	$-	$-	$(3,123)	$8,235	$-

Sabina	31,095	5.67%	34,476	2,633	-	(11,530)	25,579	-

Kutcho	18,640	14.97%	8,502	-	-	(4,162)	4,340	-

Other			37,008	-	-	(15,059)	21,949	-

Total			$91,344	$2,633	$-	$(33,874)	$60,103	$-

1)	Fair Value Gains (Losses) are reflected as a component of OCI.

WHEATON PRECIOUS METALS 2023 SECOND QUARTER REPORT - FINANCIAL STATEMENTS [22]

	Six Months Ended June 30, 2023

(in thousands)	Shares Owned (000’s)	% of Outstanding Shares Owned	Fair Value at Dec 31, 2022	Cost of Additions	Proceeds of Disposition 1	Fair Value Adjustment Gains (Losses) 2	Fair Value at Jun 30, 2023	Realized Gain (Loss) on Disposal

Bear Creek	13,264	8.58%	$7,443	$-	$-	$(1,933)	$5,510	$-

Sabina	-	0.00%	30,535	-	(48,832)	18,297	-	872

Kutcho	18,640	13.27%	3,097	-	-	(493)	2,604	-

Hecla	34,980	5.71%	194,668	-	(202)	(14,317)	180,149	73

B2Gold	12,025	0.93%	-	48,832	-	(5,965)	42,867	-

Other			19,792	8,199	(27)	(4,018)	23,946	(990)

Total			$255,535	$57,031	$(49,061)	$(8,429)	$255,076	$(45)

1)
The disposal of the Sabina shares was as a result of the acquisition of Sabina by B2Gold, while the partial disposition of the Hecla shares was made in order to capitalize on Hecla’s share price appreciation.

2)	Fair Value Gains (Losses) are reflected as a component of OCI.

	Six Months Ended June 30, 2022

(in thousands)	Shares Owned (000’s)	% of Outstanding Shares Owned	Fair Value at Dec 31, 2021	Cost of Additions	Proceeds of Disposition	Fair Value Adjustment Gains (Losses) 1	Fair Value at Jun 30, 2022	Realized Gain on Disposal

Bear Creek	13,264	8.70%	$12,764	$-	$-	$(4,529)	$8,235	$-

Sabina	31,095	5.67%	13,381	19,833	-	(7,635)	25,579	-

Kutcho	18,640	14.97%	-	11,721	-	(7,381)	4,340	-

Other			33,796	2,392	-	(14,239)	21,949	-

Total			$59,941	$33,946	$-	$(33,784)	$60,103	$-

1)	Fair Value Gains (Losses) are reflected as a component of OCI.